Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	true
Entity File Number	001-34400
Document Title	TRANE TECHNOLOGIES RETIREMENT SAVINGS PLAN FORPARTICIPATING AFFILIATES IN PUERTO RICO
Entity Registrant Name	TRANE TECHNOLOGIES PLC
Entity Address, Address Line One	170/175 Lakeview Drive
Entity Address, Address Line Two	Airside Business Park
Entity Address, City or Town	Swords, Co. Dublin
Entity Address, Country	IE
Entity Central Index Key	0001466258
Document Information [Line Items]
Entity Central Index Key	0001466258
Document Type	11-K
Amendment Flag	false
Trane Technologies plc
Cover [Abstract]
Document Type	11-K
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	00000
Document Information [Line Items]
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	00000
Document Type	11-K